Share-based Payments - Summary of Details of Share-based Payments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
16th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option		₩ 36,941
Total compensation costs		₩ 9,442
17th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option	₩ 30,205
Total compensation costs	₩ 7,262